Note 7 - Debt - Revolving Line of Credit Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Outstanding borrowings	$ 237,225	$ 180,598
Interest rate	6.93%	6.34%
Maximum amount of borrowings drawn during the period	$ 290,968	$ 350,828
Average outstanding borrowings	$ 162,780	$ 159,670
Weighted average interest rate	6.78%	5.03%